Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Issued and Outstanding Shares (Details) - RSU [Member] - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Issued and Outstanding Shares (Details) [Line Items]
Outstanding as of Jan. 01	€ 52,362	€ 50,585
Exercise of warrants	2,469	714
Exercise of options	47	50
Share based compensation	26	37
Conversion from convertible note	922
Outstanding as of Jun. 30	55,826	51,386
Treasury shares	80	61
Issued and outstanding as of Jun. 30	€ 55,906	€ 51,447